Unaudited interim consolidated statements of changes in equity - EUR (€) € in Thousands	Issued capital	Capital reserves	Fair Value reserves	Accumulated deficit	Total
Balance beginning at Dec. 31, 2019	€ 762	€ 270,451	€ 1,962	€ (234,508)	€ 38,667
Issue of common shares	83	20,859			20,942
Equity-settled share based payment awards		1,410			1,410
Loss for the period				(20,527)	(20,527)
Other comprehensive income			10		10
Balance ending at Jun. 30, 2020	845	292,720	1,972	(255,035)	40,502
Balance beginning at Dec. 31, 2020	983	345,164	1,720	(275,874)	71,993
Issue of common shares	205	94,135			94,340
Exercise of share based payment awards	9	2,531			2,540
Equity-settled share based payment awards		4,695			4,695
Loss for the period				(17,340)	(17,340)
Other comprehensive income			(5,349)		(5,349)
Balance ending at Jun. 30, 2021	€ 1,197	€ 446,525	€ (3,629)	€ (293,214)	€ 150,879